Leases (Components of Lease Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 5,896	$ 5,684
Finance lease cost:
Amortization of right-of-use assets	287	271
Interest on lease obligation	156	169
Total finance lease cost	$ 443	$ 440